Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
10.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2010	2011

Computers and other electronic equipment	$4,388	$4,048
Furniture and fixtures	209	184
Leasehold improvements	1,092	1,241
Motor vehicles	595	587

	6,284	6,060

Less: accumulated depreciation and amortization	(3,955)	(4,309)

	$2,329	$1,751

For the years ended December 31, 2009, 2010 and 2011, depreciation expense was $1,041, $1,005 and $1,092, respectively.